Vessels, net Owned Vessels (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020 deadWeightTon numberOfVesselsCoveredByCreditFacility	Jun. 30, 2019	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
DWT	3,367,800
Number of vessels	60
Ultramax
Property, Plant and Equipment [Line Items]
DWT	2,051,800
Number of vessels | numberOfVesselsCoveredByCreditFacility	33
Kamsarmax
Property, Plant and Equipment [Line Items]
DWT	1,316,000
Kamsarmax Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | numberOfVesselsCoveredByCreditFacility	16
SBI Libra [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	64,000
SBI Antares [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Athena [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Bravo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Leo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Echo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Lyra [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Tango [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Maia [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Hydra [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Subaru [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Pegasus [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Ursa [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Thalia [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Cronos [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Orion [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Achilles [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Hercules [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	64,000
SBI Hermes [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Perseus [Member] | Ultramax
Property, Plant and Equipment [Line Items]
DWT	64,000
SBI Zeus [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Hera [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Hyperion [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Tethys [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Phoebe [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	64,000
SBI Poseidon [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Apollo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Samson [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	64,000
SBI Phoenix [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	64,000
SBI Samba [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	84,000
SBI Rumba [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	84,000
SBI Capoeira [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Carioca [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Conga [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Sousta [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Rock [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Lambada [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Reggae [Member} | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Zumba [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Macarena [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Parapara [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
SBI Swing [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
SBI Mazurka [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
SBI Jive [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
SBI Lynx [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2018
DWT	82,000
SBI Aries [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Gemini [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Pisces [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	64,000
SBI Virgo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	64,000
Ultramax pool [Member]
Property, Plant and Equipment [Line Items]
Vessels sold	4
Number of vessels held for sale		4	4